Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2019

SHI-QTLY-0719
1.834744.113

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,674,395
3.375% 8/15/26	1,030,000	946,445
		2,620,840
Nonconvertible Bonds - 90.3%
Aerospace - 1.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,585,000	5,654,813
BWX Technologies, Inc. 5.375% 7/15/26 (a)	5,195,000	5,298,900
TransDigm, Inc. 6.25% 3/15/26 (a)	4,475,000	4,564,500
		15,518,213
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	4,955,000	5,004,550
Banks & Thrifts - 4.3%
Ally Financial, Inc.:
3.875% 5/21/24	1,330,000	1,309,784
5.125% 9/30/24	4,755,000	4,974,919
5.75% 11/20/25	16,535,000	17,692,433
8% 11/1/31	3,415,000	4,328,513
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,630,000	3,735,009
6% 12/19/23	4,000,000	4,268,179
		36,308,837
Broadcasting - 1.8%
Sirius XM Radio, Inc.:
5% 8/1/27 (a)	2,995,000	2,950,075
5.375% 7/15/26 (a)	3,500,000	3,525,200
6% 7/15/24 (a)	8,520,000	8,756,004
		15,231,279
Cable/Satellite TV - 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	8,615,000	8,528,850
5.125% 2/15/23	550,000	554,142
5.125% 5/1/23 (a)	2,000,000	2,019,400
5.125% 5/1/27 (a)	4,160,000	4,162,600
5.375% 5/1/25 (a)	5,000,000	5,104,750
5.5% 5/1/26 (a)	3,545,000	3,630,505
5.75% 2/15/26 (a)	1,570,000	1,628,875
5.875% 4/1/24 (a)	2,130,000	2,201,888
5.875% 5/1/27 (a)	2,500,000	2,578,125
CSC Holdings LLC:
5.375% 7/15/23 (a)	4,515,000	4,582,725
5.5% 5/15/26 (a)	1,805,000	1,831,534
5.5% 4/15/27 (a)	2,025,000	2,059,526
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	2,058,825
7.75% 7/1/26	1,375,000	1,258,813
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,545,000	2,556,911
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	14,290,000	13,932,750
		58,690,219
Capital Goods - 1.1%
AECOM:
5.125% 3/15/27	4,600,000	4,516,625
5.875% 10/15/24	4,539,000	4,676,622
		9,193,247
Chemicals - 3.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	3,110,000	2,915,625
OCI NV 6.625% 4/15/23 (a)	3,420,000	3,488,400
Olin Corp.:
5% 2/1/30	2,570,000	2,473,625
5.125% 9/15/27	3,500,000	3,455,200
The Chemours Co. LLC:
5.375% 5/15/27	4,000,000	3,620,000
7% 5/15/25	1,700,000	1,700,000
Valvoline, Inc. 4.375% 8/15/25	3,510,000	3,378,375
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	4,500,000	4,702,500
		25,733,725
Containers - 1.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	5,500,000	5,493,125
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,680,000	3,560,400
OI European Group BV 4% 3/15/23 (a)	3,860,000	3,792,450
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	906,750
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	1,057,350
		14,810,075
Diversified Financial Services - 8.4%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	1,250,000	1,256,875
FLY Leasing Ltd.:
5.25% 10/15/24	4,159,000	3,992,640
6.375% 10/15/21	1,665,000	1,685,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	11,415,000	11,514,881
6.25% 2/1/22	3,100,000	3,158,125
6.25% 5/15/26 (a)	1,925,000	1,912,969
6.375% 12/15/25	1,390,000	1,396,950
6.75% 2/1/24	740,000	758,500
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,293,631
5.375% 5/15/27 (a)	4,455,000	4,683,319
Navient Corp.:
5.5% 1/25/23	2,865,000	2,857,121
5.875% 10/25/24	260,000	260,000
6.125% 3/25/24	750,000	753,750
6.5% 6/15/22	5,405,000	5,629,470
6.625% 7/26/21	3,500,000	3,630,235
6.75% 6/15/26	2,175,000	2,185,875
7.25% 1/25/22	1,350,000	1,423,602
7.25% 9/25/23	4,470,000	4,692,159
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,665,000	1,683,598
5.5% 2/15/24 (a)	4,120,000	4,319,037
Quicken Loans, Inc. 5.25% 1/15/28 (a)	5,390,000	5,011,083
Springleaf Financial Corp.:
6.875% 3/15/25	3,355,000	3,496,581
7.125% 3/15/26	865,000	894,410
		70,490,624
Diversified Media - 1.4%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,076,300
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	2,905,000	2,829,034
5.5% 10/1/21 (a)	305,000	304,238
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	7,535,000	7,471,179
		11,680,751
Energy - 14.2%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,500,000	1,552,530
5.875% 3/31/25	1,970,000	2,114,460
7% 6/30/24	6,965,000	7,763,886
Cheniere Energy Partners LP:
5.25% 10/1/25	15,555,000	15,528,090
5.625% 10/1/26 (a)	2,620,000	2,652,750
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(c)	4,435,000	4,412,993
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	5,995,000	6,039,963
6.25% 4/1/23	2,690,000	2,712,327
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,240,120
DCP Midstream Operating LP 5.375% 7/15/25	5,760,000	5,984,986
Duke Energy Field Services 8.125% 8/16/30	685,000	815,150
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	297,950
5.75% 1/30/28 (a)	295,000	305,694
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	4,820,000	4,964,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	4,853,000	4,695,278
5.75% 10/1/25 (a)	2,990,000	2,937,675
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	634,500
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,635,000	1,643,175
Nabors Industries, Inc. 5.5% 1/15/23	1,289,000	1,130,711
NextEra Energy Partners LP 4.25% 9/15/24 (a)	2,210,000	2,196,188
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	6,185,000	6,061,300
QEP Resources, Inc. 5.25% 5/1/23	3,000,000	2,812,140
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,000,000	1,900,000
SemGroup Corp. 7.25% 3/15/26	4,965,000	4,840,875
Summit Midstream Holdings LLC:
5.5% 8/15/22	2,980,000	2,883,150
5.75% 4/15/25	7,595,000	6,740,563
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	4,198,000	4,239,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,440,000	5,344,800
5.125% 2/1/25	3,420,000	3,428,550
5.375% 2/1/27	460,000	462,300
5.875% 4/15/26	3,160,000	3,266,650
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,605,000	1,617,038
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	765,000	740,138
5% 1/31/28 (a)	865,000	831,481
6.625% 6/15/25 (a)(b)	2,235,000	2,307,638
		119,099,629
Food/Beverage/Tobacco - 4.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,220,950
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	8,025,000	8,205,563
5.875% 7/15/24 (a)	8,735,000	8,953,375
6.75% 2/15/28 (a)	965,000	1,019,281
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	2,425,000	2,546,250
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	1,995,000
4.875% 11/1/26 (a)	1,325,000	1,328,313
Vector Group Ltd. 6.125% 2/1/25 (a)	6,995,000	6,412,177
		33,680,909
Gaming - 4.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,000,000	2,934,000
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,745,000	1,842,633
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,690,000	2,663,329
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	9,000,000	8,772,300
4.5% 1/15/28	2,285,000	2,153,613
5.75% 2/1/27 (a)	920,000	947,600
MGM Mirage, Inc.:
5.75% 6/15/25	4,480,000	4,666,816
6% 3/15/23	2,175,000	2,283,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,690,813
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	2,735,000	2,676,074
5.5% 10/1/27 (a)	2,405,000	2,327,427
		33,958,355
Healthcare - 10.2%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	985,000	1,023,169
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,649,625
HCA Holdings, Inc.:
5% 3/15/24	2,335,000	2,492,521
5.25% 6/15/26	7,245,000	7,811,785
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,240,881
4.625% 2/1/28 (a)	235,000	229,713
IMS Health, Inc.:
5% 10/15/26 (a)	5,200,000	5,291,000
5% 5/15/27 (a)	2,260,000	2,292,567
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,875,000	4,814,063
5.25% 8/1/26	7,755,000	7,817,816
6.375% 3/1/24	960,000	1,000,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,170,881
5.5% 2/1/21	5,385,000	5,462,436
Service Corp. International 5.125% 6/1/29	1,165,000	1,185,120
Teleflex, Inc.:
4.625% 11/15/27	805,000	796,137
4.875% 6/1/26	7,400,000	7,511,000
Tenet Healthcare Corp.:
4.625% 7/15/24	11,310,000	11,227,437
5.125% 5/1/25	2,400,000	2,382,000
6.25% 2/1/27 (a)	1,615,000	1,647,300
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	6,725,000	7,023,422
Wellcare Health Plans, Inc.:
5.25% 4/1/25	7,780,000	7,884,641
5.375% 8/15/26 (a)	2,460,000	2,520,762
		85,475,076
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,325,000	3,283,438
Starwood Property Trust, Inc. 4.75% 3/15/25	660,000	653,400
		3,936,838
Hotels - 0.6%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	3,000,000	3,011,250
4.875% 4/1/27	590,000	593,416
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,715,000	1,740,725
		5,345,391
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	2,565,000	2,525,781
Metals/Mining - 1.4%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,355,700
3.875% 3/15/23	1,395,000	1,343,357
4.55% 11/14/24	620,000	599,075
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,900,000	3,675,750
		11,973,882
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)(d)	1,755,000	1,745,751
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,631,688
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	3,000,000	3,045,000
		5,676,688
Services - 1.7%
Aramark Services, Inc. 4.75% 6/1/26	2,415,000	2,399,906
CDK Global, Inc.:
4.875% 6/1/27	715,000	699,806
5.25% 5/15/29 (a)	385,000	383,556
5.875% 6/15/26	3,020,000	3,125,700
Corrections Corp. of America:
4.625% 5/1/23	5,100,000	5,010,750
5% 10/15/22	1,590,000	1,593,975
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,286,763
		14,500,456
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,600,000	1,634,000
Technology - 6.0%
Entegris, Inc. 4.625% 2/10/26 (a)	3,000,000	2,985,000
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,845,000	2,965,913
First Data Corp. 5.375% 8/15/23 (a)	4,745,000	4,806,685
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	539,013
Micron Technology, Inc. 5.5% 2/1/25	1,815,000	1,860,194
Nuance Communications, Inc. 5.625% 12/15/26	4,960,000	5,065,450
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,441,050
Qorvo, Inc. 5.5% 7/15/26 (a)	5,230,000	5,321,525
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,840,000	2,889,700
5% 10/1/25 (a)	4,020,000	4,020,000
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,950,000	2,015,813
Symantec Corp.:
4.2% 9/15/20	515,000	518,053
5% 4/15/25 (a)	8,375,000	8,373,309
TTM Technologies, Inc. 5.625% 10/1/25 (a)	4,200,000	4,042,500
		49,844,205
Telecommunications - 9.3%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,532,200
7.5% 5/15/26 (a)	2,940,000	2,874,526
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,600,000	1,592,000
7.5% 10/15/26 (a)	5,005,000	5,130,125
Equinix, Inc. 5.875% 1/15/26	6,860,000	7,186,467
Level 3 Financing, Inc.:
5.25% 3/15/26	3,689,000	3,678,671
5.375% 1/15/24	1,000,000	1,002,500
5.375% 5/1/25	2,200,000	2,202,750
5.625% 2/1/23	7,000,000	7,026,250
Millicom International Cellular SA 6.625% 10/15/26 (a)	4,495,000	4,840,081
Neptune Finco Corp. 6.625% 10/15/25 (a)	16,870,000	17,687,352
Qwest Corp. 6.75% 12/1/21	885,000	934,781
SBA Communications Corp. 4.875% 9/1/24	2,000,000	1,980,700
SFR Group SA 7.375% 5/1/26 (a)	3,500,000	3,419,063
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,350,000	1,331,438
5.125% 4/15/25	1,525,000	1,550,742
6% 4/15/24	1,450,000	1,504,375
Telecom Italia Capital SA:
6% 9/30/34	1,025,000	955,813
6.375% 11/15/33	580,000	558,250
Telecom Italia SpA 5.303% 5/30/24 (a)	4,716,000	4,662,709
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,153,600
U.S. West Communications 7.25% 9/15/25	945,000	1,029,951
		77,834,344
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	6,255,000	6,473,925
5.25% 5/15/24 (a)	1,000,000	1,038,800
5.5% 1/15/23 (a)	2,190,000	2,275,191
		9,787,916
Utilities - 4.3%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,195,000	1,192,013
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,490,000	1,586,850
InterGen NV 7% 6/30/23 (a)	3,460,000	3,114,000
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,735,000	1,783,007
5.75% 1/15/28	775,000	810,797
6.625% 1/15/27	665,000	707,394
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,384,775
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	6,587,383	7,032,031
The AES Corp.:
4.875% 5/15/23	3,680,000	3,695,677
6% 5/15/26	2,155,000	2,251,975
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	12,550,000	12,845,553
		36,404,072

TOTAL NONCONVERTIBLE BONDS		756,084,813

TOTAL CORPORATE BONDS
(Cost $748,692,668)		758,705,653

Bank Loan Obligations - 0.5%
Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 6/15/24(b)(c)
(Cost $3,767,769)	4,029,494	3,947,211

Preferred Securities - 3.7%
Banks & Thrifts - 3.4%
Bank of America Corp. 6.25% (b)(e)	14,760,000	15,778,440
Barclays PLC 7.875% (Reg. S) (b)(e)	3,895,000	4,011,850
Royal Bank of Scotland Group PLC 7.5% (b)(e)	2,445,000	2,490,078
Wells Fargo & Co. 5.9% (b)(e)	5,995,000	6,167,356

TOTAL BANKS & THRIFTS		28,447,724

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(e)	2,635,000	2,647,780
TOTAL PREFERRED SECURITIES
(Cost $30,152,407)		31,095,504
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 2.41% (f)
(Cost $33,655,074)	33,650,282	33,657,012
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $816,267,918)		827,405,380
NET OTHER ASSETS (LIABILITIES) - 1.2%		9,710,226
NET ASSETS - 100%		$837,115,606

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $392,010,781 or 46.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$674,105
Total	$674,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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